Consolidated Statements of Financial Condition (USD $)	Dec. 31, 2014	Dec. 31, 2013
Equity in commodity Trading accounts:
Cash on deposit with broker	$ 8,868,386	$ 11,311,474
Unrealized gain on open contracts	481,931	762,636
Total due from broker	9,350,317	12,074,110
Cash and cash equivalents on deposit with affiliate	512,044	1,301,182
Cash on deposit with bank	577,715	3,230
Fixed income securities (cost $0 and $1,501,697, respectively), held by affiliate	0	1,465,195
Interest receivable	85	9,704
Cash on deposit with bank - Non-Trading	1,488,635	1,278,723
Total Assets	11,928,796	16,132,144
Equity in commodity Trading accounts:
Options written on futures contracts (premiums received $16,012 and $0, respectively)	15,976	0
Accrued commissions	22,388	25,241
Accrued management fees	21,207	30,223
Accrued incentive fees	126,277	118,791
Accrued operating expenses	175,834	139,655
Accrued offering expenses	18,660	15,033
Subscription received in advance	500,000	0
Redemptions payable-Trading	289,671	557,636
Accrued legal fees- Non-Trading	2,000	79,883
Accrued management fees to U.S. Bank-Non-Trading	11,407	7,595
Distribution payable - Non-Trading	258,800	1,034
Total liabilities	1,442,220	975,091
Beneficial owners
Unitholders' Capital	10,486,576	15,157,053
Total Liabilities and Unitholders' Capital	11,928,796	16,132,144
Capital Unit, Class A [Member] | Beneficial Owner [Member] | Trading [Member] | Limited Partner [Member]
Beneficial owners
Unitholders' Capital	9,156,293	13,569,363
Capital Unit, Class A [Member] | Managing Owner [Member] | Trading [Member] | General Partner [Member]
Beneficial owners
Unitholders' Capital	36,107	38,117
Capital Unit, Class A [Member] | Trading [Member]
Trading:
Net Asset Value Per Unit (in Dollars per share)	$ 67.49	$ 71.25
Capital Unit, Class B [Member] | Beneficial Owner [Member] | Trading [Member] | Limited Partner [Member]
Beneficial owners
Unitholders' Capital	77,713	359,349
Capital Unit, Class B [Member] | Trading [Member]
Trading:
Net Asset Value Per Unit (in Dollars per share)	$ 76.11	$ 78.74
Participating Owners [Member] | LLC Equity/Non-Trading [Member] | Limited Partner [Member]
Beneficial owners
Unitholders' Capital	61,804	89,652
Nonparticipating Owners [Member] | LLC Equity/Non-Trading [Member] | Limited Partner [Member]
Beneficial owners
Unitholders' Capital	$ 1,154,659	$ 1,100,572
LLC Equity/Non-Trading [Member]
Trading:
Net Asset Value Per Unit (in Dollars per share)	$ 0.54	$ 0.52